Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income:
Loans	$ 22,903,299	$ 20,072,107	$ 19,223,161
Mortgage-Backed Securities	5,437,099	4,802,240	4,891,346
Investment Securities	4,658,194	4,869,996	4,250,855
Other	73,483	42,562	22,261
Total Interest Income	33,072,075	29,786,905	28,387,623
Interest Expense:
NOW and Money Market Accounts	1,164,373	584,425	423,175
Statement Savings Accounts	54,173	41,819	34,488
Certificate Accounts	2,643,555	1,920,182	1,654,190
FHLB Advances and Other Borrowings	670,486	571,810	715,188
Interest Expense, Other	231,958	419,732	77,156
Senior Convertible Debentures	483,520	486,031	486,720
Junior Subordinated Debentures	201,354	151,302	124,875
Total Interest Expense	5,449,419	4,175,301	3,515,792
Net Interest Income	27,622,656	25,611,604	24,871,831
Provision for Loan Losses	(925,000)	(300,000)	(500,000)
Net Interest Income After Provision For Loan Losses	26,697,656	25,311,604	24,371,831
Non-Interest Income:
Gain on Sale of Investment Securities	573,266	494,146	703,748
Gain on Sale of Loans	1,250,530	1,179,837	956,333
Service Fees on Deposit Accounts	1,060,159	1,048,345	1,040,263
Commissions From Insurance Agency	682,367	584,020	555,608
Trust Income	974,000	796,000	688,000
BOLI Income	540,000	1,160,133	528,000
Check card revenue	1,284,954	1,138,501	994,806
Grant Revenue	343,078	227,282	265,496
Other	960,792	716,019	668,669
Total Non-Interest Income	7,669,146	7,344,283	6,400,923
Non-Interest Expense:
Compensation and Employee Benefits	15,504,020	14,375,064	13,034,013
Occupancy	2,228,521	2,180,404	1,959,375
Advertising	546,799	596,440	532,660
Depreciation and Maintenance of Equipment	2,307,555	2,057,038	1,961,696
FDIC Insurance Premiums	278,287	185,541	442,050
Net (Recovery) Cost of Operation of OREO	(361,513)	9,729	(608,702)
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	0	0	789,306
Payments of FHLBank Borrowings, Financing Activities	0		17,900,000
Other	5,086,386	4,897,871	4,817,220
Total Non-Interest Expense	25,590,055	24,302,087	22,927,618
Income Before Income Taxes	8,776,747	8,353,800	7,845,136
Provision For Income Taxes	1,569,526	2,435,460	1,920,480
income tax expense excluding adjustment		1,829,267
Write down of deferred tax asset	0	606,193	0
Net Income	7,207,221	5,918,340	5,924,656
Preferred Stock Dividends	0	0	(422,889)
Preferred Stock Redemption Discount	0	0
Net Income Available To Common Shareholders	$ 7,207,221	$ 5,918,340	$ 6,161,767
Net Income Per Common Share (Basic)	$ 2.44	$ 2.01	$ 2.09
Net Income Per Common Share (Diluted)	2.32	1.91	1.99
Cash Dividend Per Share On Common Stock	$ 0.36	$ 0.36	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,953,446	2,945,918	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,256,646	3,250,069	3,248,572